Shareholder Report, Average Annual Return (Details)	12 Months Ended	50 Months Ended	57 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
ATAC Credit Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	(2.03%)
ATAC US Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.93%)		(2.90%)
ATAC Rotation Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%			(1.33%)		6.41%
ATAC Rotation Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%			(1.08%)	5.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	(0.75%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.63%	14.74%	14.56%	14.60%